Revenue from Contracts with Customers (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended		24 Months Ended
	Dec. 14, 2017	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Jan. 01, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accumulated deficit		$ (54,335,000)		$ (54,335,000)		$ (19,650,000)	$ (7,314,000)	$ (19,650,000)
Research collaboration revenue		$ 0	$ 2,500,000	$ 0	$ 7,500,000	10,000,000	10,000,000
Deferred revenue in consolidated balance sheet						0	10,000,000	0
Deferred revenue						$ 0		0
License Agreement | Novo Nordisk A/S
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
License agreement proceeds received							$ 16,000,000.0
Annual collaboration budget funding	$ 2,000,000.0
Cumulative proceeds received from collaboration budget funding								$ 4,000,000.0
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accumulated deficit									$ 0